World Mutual Funds Prospectus | FOCUSED GLOBAL GROWTH FUND
Focused Global Growth Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - World Mutual Funds Prospectus - FOCUSED GLOBAL GROWTH FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - World Mutual Funds Prospectus - FOCUSED GLOBAL GROWTH FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.07%	0.87%	0.72%	1.07%	1.07%	1.07%	0.87%	0.72%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)	1.07%	0.87%	0.72%	1.32%	2.07%	1.57%	0.87%	0.72%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - World Mutual Funds Prospectus - FOCUSED GLOBAL GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	109	341	591	1,306
I CLASS	89	278	483	1,073
Y CLASS	74	231	401	895
A CLASS	702	970	1,258	2,073
C CLASS	211	650	1,114	2,397
R CLASS	160	496	856	1,866
R5 CLASS	89	278	483	1,073
R6 CLASS	74	231	401	895

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in companies located in developed countries world-wide (including the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. The fund normally invests in a relatively limited number of companies, generally 30-50.

Principal Risks

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Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets.These countries also may lack the legal, business and social framework to support securities markets.

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Focused Portfolio Risk  – Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive, on the fund’s value.

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Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

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Currency Risk – Securities denominated in foreign currencies are subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

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Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

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Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 16.38% Lowest Performance Quarter (3Q 2011): -17.95%
Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - World Mutual Funds Prospectus - FOCUSED GLOBAL GROWTH FUND	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(8.71%)		4.56%		9.66%
INVESTOR CLASS	Investor Class Return Before Taxes	(6.47%)		4.22%		10.26%				Dec. 01, 1998
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	(8.71%)		2.32%		9.16%				Dec. 01, 1998
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.23%)		3.19%		8.44%				Dec. 01, 1998
I CLASS	I Class Return Before Taxes	(6.38%)		4.42%		10.48%				Aug. 01, 2000
Y CLASS	Y Class1 Return Before Taxes	(6.18%)	[1]	4.57%	[1]			6.88%	[1]	Apr. 10, 2017	[1]
A CLASS	A Class Return Before Taxes	(12.07%)		2.72%		9.33%				Feb. 05, 1999
C CLASS	C Class Return Before Taxes	(7.45%)		3.19%		9.17%				Mar. 01, 2002
R CLASS	R Class Return Before Taxes	(7.00%)		3.69%		9.72%				Jul. 29, 2005
R5 CLASS	R5 Class2 Return Before Taxes	(6.28%)	[2]	4.42%	[2]	10.48%	[2]			Apr. 10, 2017	[2]
R6 CLASS	R6 Class Return Before Taxes	(6.15%)		4.58%				6.88%		Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 inception date.
[2]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.